Selling expenses (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Selling Expenses [Line Items]
Schedule of selling expenses

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Transportation services	12,596	13,778	14,138
Shipping services and expenses	2,719	2,272	2,252
Canons and tributes	2,146	2,496	2,820
Personnel expenses	699	604	595
Laboratory analysis and tests	437	401	379
Other	795	671	643
	19,392	20,222	20,827

Sociedad Minera Cerro Verde S.A.A.
Disclosure of Selling Expenses [Line Items]
Schedule of selling expenses

This item is made up of as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	US$(000)	US$(000)	US$(000)

Copper concentrate freight	145,725	145,597	100,475
Commissions	5,960	5,350	5,009
Cathode freight	4,102	3,831	1,960
Other expenses	2,457	2,595	2,442

	158,244	157,373	109,886